LEASE - Change in lease liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Effect of changes in foreign exchange rate (lease liabilities)	$ 207
Ending balance	1,831,585
Adoption of IFRS 16
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Beginning balance	1,848,833
New contracts	135,633
Reassessment of the lease liability	(34,755)
Payments	(252,432)
Accrued Interest	127,558
Effect of changes in foreign exchange rate (lease liabilities)	6,748
Ending balance	$ 1,831,585